DERIVATIVE FINANCIAL INSTRUMENTS 7 (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Hedge Ineffectiveness [Line Items]
Loss on Cash Flow Hedge Ineffectiveness	$ 2	$ 1	$ 1
Loss on Fair Value Hedge Ineffectiveness	$ 0	$ 9	$ 0